Share-Based Compensation - Additional information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 28, 2020 CNY (¥)	Dec. 21, 2018 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-Based Compensation
Share-based compensation expense			¥ 47,067	$ 7,386	¥ 102,750	¥ 745,873
Total unrecognized compensation expense			15,957
Share-based compensation expenses			¥ 47,067	$ 7,386	¥ 102,750	¥ 745,873
Total unrecognized compensation expense, weighted average recognition period			10 months 17 days	10 months 17 days
Stock options
Share-Based Compensation
Grantees agreed not to exercise any stock option (in months)	12 months
Impact on total compensation cost from incremental fair value	¥ 0
2018 Plan | Stock options
Share-Based Compensation
Maximum aggregate number of shares that may be issued | shares		260,454,163
2018 Plan | Vesting first year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		12 months
2018 Plan | Vesting second year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		2 years
2018 Plan | Vesting third year | Stock options
Share-Based Compensation
Percentage of Vesting rights		40.00%
Vesting Period		36 months